STOCK OPTIONS	12 Months Ended
Mar. 31, 2013
Stock Option [Abstract]
Stockoptions [Text Block]
17.	STOCK OPTIONS

The Group has adopted the 1996 Stock Option Plan (the "Option Plan"). The Option Plan provides for the grant of options to purchase common shares to employees, officers, directors and consultants of the Group. The Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price (provided, however, that the option price shall not be less than fair market value or less than the par value per share on the date the options granted), the number of common shares subject to the option and the option's exercisability. The maximum exercisable period of options granted under the Option Plan is five years.

Since the Company had granted options for the purchase of all authorized shares under the 1996 Option Plan, on June 26, 2010, the Company adopted the "2010 Stock Option And Restricted Stock Plan" (the "2010 Option Plan"). The 2010 Option Plan replaced the 1996 Option Plan. Under the new option plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 600,000 shares. The options vest in accordance with the terms of the agreements entered into by the Group and the grantee of the options. To date, no options and restricted shares have been granted under the 2010 Option Plan.

No options were granted by the Company for the years ended March 31, 2011, 2012 and 2013.

The options granted under the Option Plan resulted in a compensation expense of $19, nil and nil for the years ended March 31, 2011, 2012 and 2013, respectively, which is included in selling, general and administrative expenses.

As of March 31, 2012 and 2013, there were no unrecognized compensation cost related to non-vested stock options granted under the Option Plan, nor any non-vested stock options.

A summary of stock option activity during the years ended March 31, 2011, 2012 and 2013 is as follows:

			Weighted	Weighted
		Weighted	average	average
	Number of	average	fair value	remaining
	stock	exercise	per stock	contractual
	options	price	option	life (years)
		$	$

Outstanding as of April 1, 2010	197,500	3.32	1.67	2.75
Granted	(10,000)	2.54	0.98
Lapsed/cancelled	(64,500)	3.50	1.16

Outstanding as of March 31, 2011	123,000	3.29	1.04	1.44
Exercised	(3,000)	1.65	0.95
Lapsed/cancelled	(40,000)	3.42	1.00

Outstanding as of March 31, 2012	80,000	3.29	1.07	0.98
Lapsed/cancelled	(55,000)	4.03	-

Outstanding as of March 31, 2013	25,000	1.65	0.95	1.61

Exercisable as of March 31, 2013	25,000	1.65	0.95	1.61

The aggregate intrinsic values of the stock options outstanding as of March 31, 2012 and 2013 were $19 and $3, respectively.

The aggregate intrinsic values of the stock options exercised during the year ended March 31, 2012 was $6. No stock options were exercised during the year ended March 31, 2013.